Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000011784 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011784 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000011784 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000011784 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011784 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011784 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011784 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000011784 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011784 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000011784 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011784 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011786 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000011786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000011786 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000011786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000011786 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011786 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011786 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000126246 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000126246 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000126246 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000126246 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000126246 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000126246 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000126246 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000126246 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000126246 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000126246 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000126246 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000126246 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011783 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000011783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000011783 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000011783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000011783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011783 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000011783 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000011783 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011783 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000126247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000126247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000126247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000126247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000126247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000126247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000126247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000126247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000126247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000126247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000126247 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000126247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000177423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000177423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000177423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000177423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000177423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000177423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000177423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000177423 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000177423 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000177423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000177424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000177424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000177424 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000177424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000177424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000177424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000177424 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000177424 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000177424 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000177424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000177425 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177425 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000177425 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000177425 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000177425 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000177425 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177425 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000177425 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000177425 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000177425 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000177425 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000177425 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000126248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000126248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000126248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000126248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000126248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000126248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000126248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000126248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000126248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000126248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000126248 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000126248 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%